Revenues by geographic region (Tables)	6 Months Ended
Jun. 30, 2018
Revenues by geographic region
Summary of group's total revenue by region

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
	(in thousands)
Americas	$17,396	$22,646	$33,498	$43,799
EMEA	16,913	23,887	32,546	46,747
Asia Pacific	1,504	3,222	2,634	6,022
	$35,813	$49,755	$68,678	$96,568